Document and Entity Information	Jul. 17, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000704051
Document Type	8-K
Document Period End Date	Jul. 17, 2020
Entity Registrant Name	Legg Mason, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	1-8529
Entity Tax Identification Number	52-1200960
Entity Address, Address Line One	100 International Drive
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21202
City Area Code	(410)
Local Phone Number	539-0000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.10 par value
Trading Symbol	LM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false